Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Principal Accounting Policies
Schedule of restricted cash balance

	December 31,	December 31,
	2010	2011
	RMB	RMB
Guarantee deposit for consulting fee payments due to Blizzard	36.0	85.0
Escrow account deposit for funding sales and marketing activities of Blizzard’s licensed games	104.6	233.7
	140.6	318.7

Schedule of property, equipment and software and its estimated useful life

Building	20 years (revised estimated useful life from 15 years)
Leasehold improvements	lesser of the term of the lease and the estimated useful lives of the leased assets
Furniture, fixtures and office equipment	5-10 years
Vehicles	5 years
Servers and computers	3 years
Software	3 years (revised estimated useful life from 2-3 years)

Schedule of intangible assets and its estimated useful life

Land use right	over the remaining term of the land use right period
License right	over the license period
Customer contracts and relationships	8-10 years
Technology	3 years

Schedule of Group's appropriations to general reserve fund and statutory surplus fund

	For the year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Appropriations to general reserve fund and statutory surplus fund	29.9	96.2	150.6